LEASES - Supplemental cash flow information related to operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 4,817	$ 660	¥ 6,196